John Hancock Equity Funds Supplement dated 4-2-08 to the current prospectus

John Hancock Balanced Fund

The “Portfolio Managers” section is amended and restated as follows:

Managers share investment strategy and decisions.

Roger C. Hamilton Joined fund team in 2003 Timothy M. Malloy Joined fund team in 2006 Jeffrey N. Given, CFA Joined fund team in 2006

In addition, under the “Fund Details” section, in the “Management Biographies” subsection, the management biography for Timothy E. Keefe, CFA has been deleted.

John Hancock Equity Funds Supplement dated 4-2-08 to the current prospectus

John Hancock Global Opportunities Fund

The “Portfolio Managers” section is amended and restated as follows:

Timothy M. Malloy
Managed fund since it began in 2005
Senior vice president, MFC Global Investment Management (U.S.), LLC (since 2008)
Vice president, MFC Global Investment Management (U.S.), LLC since (2005-2007)
Second vice president, John Hancock Advisers, LLC (2004-2005)
Investment analyst, Thomas Weisel Partners (2000-2004)
Began business career in 1993

Roger C. Hamilton
Joined fund team in 2008
Senior Vice president, MFC Global Investment Management (U.S.), LLC (since 2008)
Vice president, MFC Global Investment Management (U.S.), LLC (2005-2007)
Vice president and portfolio manager, John Hancock Advisers, LLC (2003-2005)
Analyst, John Hancock Advisers, LLC (1994-2003)
Began business career in 1979

Christopher C. Arbuthnot, CFA
Joined fund team in 2008
Portfolio manager, MFC Global Investment Management (U.S.), LLC (since 2008)
Equity analyst, MFC Global Investment Management (U.S.), LLC (2006-2007)
MBA, Kellogg School of Management, Northwestern University (2004-2006)
Associate, corporate and investment banking division, Wachovia Securities (2000-2004)
Investment analyst, Middlebury Venture Partners (1998-2000)
Began business career in 1998

John Hancock Equity Funds Supplement dated 4-2-08 to the current prospectus

John Hancock Large Cap Equity Fund

The “Portfolio Managers” section is amended and restated as follows:

Managers share investment strategy and decisions.

Roger C. Hamilton Joined fund team in 2004 Timothy M. Malloy Joined fund team in 2006

In addition, under the “Fund Details” section, in the “Management Biographies” subsection, the management biography for Timothy E. Keefe, CFA has been deleted.

John Hancock Equity Funds Supplement dated 4-2-08 to the current Class A, Class B, Class C and Class I Prospectuses

John Hancock Small Cap Intrinsic Value Fund

The “Portfolio Managers” section is amended and restated as follows:

Timothy M. Malloy Managed fund since it began in 2005 Roger C. Hamilton Joined fund team in 2008

In addition, under the “Fund Details” section, in the “Management Biographies” subsection, the management biography for Timothy E. Keefe, CFA has been deleted and the following management biography has been added:

Roger C. Hamilton
Senior vice president, MFC Global Investment Management (U.S.), LLC (since 2008)
Vice president, MFC Global Investment Management (U.S.), LLC (2005-2007)
Vice president, John Hancock Advisers, LLC (2003-2005)
Analyst, John Hancock Advisers, LLC (1994-2003)
Began business career in 1979

John Hancock Small Cap Intrinsic Value Fund Supplement dated 4-2-08 to the current Class NAV Prospectus

The “Portfolio Managers” section is amended and restated as follows:

Timothy M. Malloy Managed fund since it began in 2005 Roger C. Hamilton Joined fund team in 2008

In addition, under the “Fund Details” section, in the “Management Biographies” subsection, the management biography for Timothy E. Keefe, CFA has been deleted and the following management biography has been added:

Roger C. Hamilton
Senior vice president, MFC Global Investment Management (U.S.), LLC (since 2008)
Vice president, MFC Global Investment Management (U.S.), LLC (2005-2007)
Vice president, John Hancock Advisers, LLC (2003-2005)
Analyst, John Hancock Advisers, LLC (1994-2003)
Began business career in 1979